Other Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of Assets Pledged

(in thousands of $)	September 30, 2020	December 31, 2019
Book value of vessels secured against loans (1)	2,982,887	3,135,891
(1) This excludes the Gimi and LNG Croatia which, were re-classified as "Assets under development" (see note 11). The Gimi and LNG Croatia are secured against their respective debt facilities (see note 14).